Long-Term Debt And Equity Financings (Schedule of Required and Actual Debt Ratios) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Union Electric Company [Member]
Debt Instrument [Line Items]
Bonds Issuable Based On Coverage Ratio	$ 4,056	[1]
Preferred Stock Issuable Based On Coverage Ratio	2,351
Retired Bond Capacity	485
Union Electric Company [Member] | Minimum Required Ratio [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Coverage Ratio	2.0	[2]
Dividend Coverage Ratio	2.5	[3]
Union Electric Company [Member] | Actual Ratio [Member]
Debt Instrument [Line Items]
Interest Coverage Ratio	4.6
Dividend Coverage Ratio	122.8
Ameren Illinois Company [Member]
Debt Instrument [Line Items]
Bonds Issuable Based On Coverage Ratio	3,439	[1],[4]
Preferred Stock Issuable Based On Coverage Ratio	203
Retired Bond Capacity	$ 645
Ameren Illinois Company [Member] | Minimum Required Ratio [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Coverage Ratio	2.0	[2]
Dividend Coverage Ratio	1.5	[3]
Ameren Illinois Company [Member] | Actual Ratio [Member]
Debt Instrument [Line Items]
Interest Coverage Ratio	7.1
Dividend Coverage Ratio	2.8

[1]	Amount of bonds issuable based either on required coverage ratios or unfunded property additions, whichever is more restrictive. The amounts shown also include bonds issuable based on retired bond capacity of $485 million and $645 million at Ameren Missouri and Ameren Illinois, respectively.
[2]	Coverage required on the annual interest charges on first mortgage bonds outstanding and to be issued. Coverage is not required in certain cases when additional first mortgage bonds are issued on the basis of retired bonds.
[3]	Coverage required on the annual dividend on preferred stock outstanding and to be issued, as required in the respective company’s articles of incorporation.
[4]	Amount of bonds issuable by Ameren Illinois based on unfunded property additions and retired bonds solely under the former IP mortgage indenture.